Condensed Consolidated Statement of Changes in Stockholders' (Deficiency) - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Balances		$ (3,557,968)		$ (4,305,579)		$ (4,305,579)		$ (4,357,482)
Issuance of Common Stock relating to Officer Employment Agreement				20,400
Issuance of common stock for consulting services				14,652		28,098		29,850
Issuance of common stock incentives for officers and directors				143,100
Issuance of common stock in satisfaction of notes payable and accrued interest		60,933		701,571		$ 1,432,234		$ 1,589,786
Issuance of common stock in satisfaction of notes payable and accrued interest, shares						564,255		57,091
Net loss		(210,524)		(497,406)		$ (1,194,221)		$ (3,400,862)
Balances		(3,707,559)		(3,923,262)		(3,557,968)		(4,305,579)
Issuance of common stock to employees, officers and directors for accrued compensation						460,500		403,629
Issuance of common stock as part of Amwaste asset purchase								99,000
Issuance of common stock and warrants as part of convertible notes financings								1,286,500
Warrant cashless exercise
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.								44,000
Issuance of Preferred B Shares to Officer in partial satisfaction of note payable						21,000
Preferred Stock [Member] | Series B Preferred Stock [Member]
Balances		$ 52,000		$ 31,000		$ 31,000		$ 31,000
Balance, shares		52,000		31,000		31,000		31,000
Issuance of Common Stock relating to Officer Employment Agreement
Issuance of common stock for consulting services
Issuance of common stock incentives for officers and directors
Issuance of common stock in satisfaction of notes payable and accrued interest
Net loss
Balances		$ 52,000		$ 31,000		$ 52,000		$ 31,000
Balance, shares		52,000		31,000		52,000		31,000
Issuance of common stock to employees, officers and directors for accrued compensation
Issuance of common stock and warrants as part of convertible notes financings
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.
Issuance of Preferred B Shares to Officer in partial satisfaction of note payable						$ 21,000
Issuance of Preferred B Shares to Officer in partial satisfaction of note payable, shares						21,000
Common Stock [Member]
Balances		$ 115		$ 16		$ 16		$ 9
Balance, shares	[2]	1,147,827	[1]	164,677	[1]	164,677	[1]	86,558
Issuance of Common Stock relating to Officer Employment Agreement
Issuance of Common Stock relating to Officer Employment Agreement, shares	[1]			1,360
Issuance of common stock for consulting services
Issuance of common stock for consulting services, shares			[1]	1,480	[1]	4,372	[2]	500	[2]
Issuance of common stock incentives for officers and directors				$ 2
Issuance of common stock incentives for officers and directors, shares	[1]			14,666
Issuance of common stock in satisfaction of notes payable and accrued interest		$ 11		$ 9		$ 57		$ 6
Issuance of common stock in satisfaction of notes payable and accrued interest, shares		116,318	[1]	88,706	[1]	564,255	[2]	57,091	[2]
Net loss
Balances		$ 126		$ 27		$ 115		$ 16
Balance, shares	[1]	1,264,165		270,889		1,147,827	[2]	164,677	[2]
Issuance of common stock to employees, officers and directors for accrued compensation						$ 42		$ 1
Issuance of common stock to employees, officers and directors for accrued compensation, shares	[2]					414,523		11,122
Issuance of common stock as part of Amwaste asset purchase
Issuance of common stock as part of Amwaste asset purchase, shares	[2]							1,333
Issuance of common stock and warrants as part of convertible notes financings
Issuance of common stock and warrants as part of convertible notes financings, shares	[2]							3,732
Warrant cashless exercise
Warrant cashless exercise, shares	[2]							3,008
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc, shares	[2]							1,333
Additional Paid-in Capital [Member]
Balances		$ 8,761,354		$ 6,840,621		$ 6,840,621		$ 3,387,863
Issuance of Common Stock relating to Officer Employment Agreement				20,400
Issuance of common stock for consulting services				14,652		28,098		29,850
Issuance of common stock incentives for officers and directors				143,098
Issuance of common stock in satisfaction of notes payable and accrued interest		60,922		701,562		1,432,177		1,589,780
Net loss
Balances		8,822,276		7,720,333		8,761,354		6,840,621
Issuance of common stock to employees, officers and directors for accrued compensation						460,458		403,628
Issuance of common stock as part of Amwaste asset purchase								99,000
Issuance of common stock and warrants as part of convertible notes financings								1,286,500
Warrant cashless exercise
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.								44,000
Retained Earnings [Member]
Balances		(12,371,437)		(11,177,216)		(11,177,216)		(7,776,354)
Issuance of Common Stock relating to Officer Employment Agreement
Issuance of common stock for consulting services
Issuance of common stock incentives for officers and directors
Issuance of common stock in satisfaction of notes payable and accrued interest
Net loss		(210,524)		(497,406)		(1,194,221)		(3,400,862)
Balances		$ (12,581,961)		$ (11,674,622)		(12,371,437)		(11,177,216)
Issuance of common stock to employees, officers and directors for accrued compensation
Issuance of common stock and warrants as part of convertible notes financings
Warrant cashless exercise
Issuance of common stock as part of purchase of Lyell Environmental Services, Inc.

[1]	The number of shares of common stock has been retroactively adjusted to reflect the June 20, 2023 reverse stock split of 1 share for 1,500 shares. See NOTE M – SUBSEQUENT EVENTS for further information.
[2]	The number of shares of common stock has been retroactively adjusted to reflect the June 20, 2023 reverse stock split of 1 share for 1,500 shares. See NOTE N – SUBSEQUENT EVENTS for further information.